Fixed assets, Net	6 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Fixed assets, Net

3. Fixed assets, Net

As of September 30, 2022 and March 31, 2022, fixed assets consisted of the following:

	September 30,	March 31,
	2022	2022
Investment properties	$413,890	$413,890
Computer and electronic equipment	48,129	53,626
Software	3,050	3,056
Furniture and fixtures	405	4,929
Less: accumulated depreciation	(51,540)	(54,216)
	$413,934	$421,285

Depreciation expense was $7,336 and $4,536 for the six months ended September 30, 2022 and 2021, respectively.